Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	2,231,470	72,321,943
Interactive Media & Services 2.9%
Alphabet, Inc., Class A(a)	419,135	54,848,006
Total Communication Services		127,169,949
Consumer Discretionary 3.5%
Broadline Retail 0.1%
Qurate Retail, Inc.(a)	2,946,689	1,787,462
Specialty Retail 3.4%
Lowe’s Companies, Inc.	303,625	63,105,420
Total Consumer Discretionary		64,892,882
Consumer Staples 3.2%
Tobacco 3.2%
Philip Morris International, Inc.	655,985	60,731,091
Total Consumer Staples		60,731,091
Energy 12.5%
Energy Equipment & Services 3.1%
TechnipFMC PLC	2,833,084	57,624,929
Oil, Gas & Consumable Fuels 9.4%
Chevron Corp.	290,183	48,930,657
Marathon Petroleum Corp.	441,618	66,834,468
Williams Companies, Inc. (The)	1,804,653	60,798,760
Total		176,563,885
Total Energy		234,188,814
Financials 17.1%
Banks 9.9%
Bank of America Corp.	1,461,521	40,016,445
Citigroup, Inc.	968,341	39,827,865
JPMorgan Chase & Co.	335,311	48,626,801
Wells Fargo & Co.	1,413,869	57,770,688
Total		186,241,799
Capital Markets 1.8%
Morgan Stanley	422,469	34,503,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.4%
American International Group, Inc.	835,555	50,634,633
MetLife, Inc.	806,484	50,735,908
Total		101,370,541
Total Financials		322,115,383
Health Care 13.3%
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	1,190,522	44,930,300
Health Care Providers & Services 8.6%
Centene Corp.(a)	642,409	44,249,132
Cigna Group (The)	239,065	68,389,325
Humana, Inc.	100,731	49,007,646
Total		161,646,103
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	741,125	43,014,895
Total Health Care		249,591,298
Industrials 7.6%
Aerospace & Defense 2.3%
RTX Corp.	599,463	43,143,352
Ground Transportation 1.6%
CSX Corp.	953,357	29,315,728
Machinery 1.6%
Caterpillar, Inc.	114,204	31,177,692
Passenger Airlines 2.1%
Southwest Airlines Co.	1,464,058	39,632,050
Total Industrials		143,268,822
Information Technology 14.8%
Communications Equipment 3.1%
Cisco Systems, Inc.	1,112,112	59,787,141
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	2,149,863	65,506,325
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	352,558	48,811,655
QUALCOMM, Inc.	506,297	56,229,345
Total		105,041,000
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Teradata Corp.(a)	1,082,086	48,715,512
Total Information Technology		279,049,978
Materials 8.1%
Chemicals 2.4%
FMC Corp.	672,912	45,064,917
Metals & Mining 5.7%
Barrick Gold Corp.	3,138,167	45,660,330
Freeport-McMoRan, Inc.	1,669,251	62,246,369
Total		107,906,699
Total Materials		152,971,616
Utilities 10.0%
Electric Utilities 7.7%
FirstEnergy Corp.	1,941,072	66,345,841
PG&E Corp.(a)	4,852,956	78,278,180
Total		144,624,021
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	2,914,187	44,295,643
Total Utilities		188,919,664
Total Common Stocks (Cost $1,617,790,608)		1,822,899,497
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	73,161	2,096,063
Total Consumer Discretionary			2,096,063
Total Preferred Stocks (Cost $9,866,640)			2,096,063

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	50,022,666	50,007,659
Total Money Market Funds (Cost $50,005,610)		50,007,659
Total Investments in Securities (Cost: $1,677,662,858)		1,875,003,219
Other Assets & Liabilities, Net		6,602,804
Net Assets		1,881,606,023

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	40,487,742	224,864,018	(215,342,353)	(1,748)	50,007,659	(5,041)	1,821,900	50,022,666
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7020_12_B01_(11/23)